UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    1400 14TH AVE. SW, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         DOUGLAS P. MILLER, 1400 14TH AVE. SW, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 12/31/03
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Annual Report for the year ended December 31, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter and contributed to near panic selling of equities and continued buying of bonds. The end of uncertainty as to if and when there was going to be a war lifted investors' spirits in late
March. Economic activity began to show modest signs of improvement in the second quarter, the Bush Administration finally got a tax package approved, and the labor market appeared to stabilize. Despite this positive news, the central bank took out a quarter-point insurance policy against a sluggish economy by cutting its fed funds rate for overnight loans between banks to 1 percent or the lowest rate since 1958. Since the worlds largest economy slipped into a mild recession at the start of 2001, the Fed has brought down its key benchmark from 6 1/2 percent to its current 45 year low. This rate cut by the Fed was the 13th in this economic cycle, as it viewed the deflationary threat, albeit remote, to be of greater concern than an acceleration in inflation. The stimulative monetary and fiscal polices gained traction in the third quarter resulting in strong economic data that exceeded forecasts in many areas. The third tax cut in as many years from the Bush
Administration began producing the desired affect along with the 13 rate cuts from the Fed. In the fourth quarter, the economy continued to show signs of sustainable recovery and the Fed continued its promise to keep rates low
"for a considerable period." The Fed's low rates have helped support the recovery, especially in interest-sensitive sectors like housing, autos, and business investment. The stock market has thrived on low rates and they have helped to weaken the dollar. Just what Dr. Greenspan ordered.

The average investor, already awash in red ink at the start of the year, plunged deeper into the minus column during the first quarter. However, from the depths of despair in mid-March, the stock market surprised right to the end of a very strong 2003, as it climbed the proverbial "wall of worry" over the last nine months of the year. The majority of gains came in two spurts -- one from mid-March to June, just after the U.S. began its war with Iraq as investors began to bet on an economic recovery in the second half, and another from early August to mid-October, when the recovery actually began to materialize in corporate earnings reports. In typical
"buy the rumor" fashion, investors dove into stocks in mid-March on the belief that a recovering economy would yield strong profit growth. In this case, it did, but the "sell the news" aspect of this never really came into play because the earnings growth was so good that multiples never really expanded. It was an impressive year across the board as the Dow Jones Industrial Average finished 2003 with a gain of 25 percent, the Nasdaq Composite jumped an eye popping 50 percent, the S&P 500 Index was up 27 percent and the Russell 2000 Index soared 46%

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. The third quarter was a period of historic interest rate volatility. Rates rose dramatically in July, sending bond prices lower as the strength of economic data exceeded forecasts. Bond prices gained back some of July's losses as rates fell in August and September after the Fed inserted the now-famous language vowing to maintain low rates "for a considerable period" in its August statement in an effort to calm market fears that the Fed would begin to raise rates quickly as the economy recovered. Interest rates varied by a much smaller degree in the final quarter of the year that witnessed a series of strong economic reports with little or no inflation.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds' portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside with their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke
Shannon D. Radke
President
Viking Mutual Funds


VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
        President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 4.45% (at net asset value with distributions reinvested) for the year ended December 31, 2003.

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. This resulted in a slight increase in the Fund's share price. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. As a result, for the second quarter, the Fund's share price rose modestly.
The third quarter was a period of historic interest rate volatility. Rates rose dramatically in July, sending bond prices and the Fund's share price lower as the strength of economic data exceeded forecasts. Bond prices and the Fund's share price gained back some of July's losses as rates fell in August and September after the Fed inserted the now-famous language vowing to maintain low rates "for a considerable period" in its August statement in an effort to calm market fears that the Fed would begin to raise rates quickly as the economy recovered. Interest rates varied by a much smaller degree in the final quarter of the year that witnessed a series of strong economic reports with little or no inflation. As a result, the Fund's share price rose slightly in the fourth quarter and ended the year with a slight gain as well.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Butte-Silver Bow Water Systems Revenue, Flathead County School District No. 44, Montana State Board of Housing, Missoula County Airport Authority Revenue, State of Montana G.O. and many other issues. Adding the various purchases to the portfolio resulted in a duration at December 31 of 7.66 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower volatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2003 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through December, 2003            One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge              4.45%       6.25%           5.43%
Including Sales Charge             -0.26%       4.64%           4.34%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of 4.60% (at net asset value with distributions reinvested) for the year ended
December 31, 2003.

As the economy continued to struggle in the first quarter as uncertainty about war with Iraq loomed, municipal bond rates continued to slide, sending prices higher. This resulted in a slight increase in the Fund's share price. Although economic activity began to show some improvement as the second quarter progressed, fears of the risk of deflation increased sending rates still lower and municipal bond prices higher once again. As a result, for the second quarter, the Fund's share price rose modestly. The third quarter was a period of historic interest rate volatility. Rates rose dramatically in July, sending bond prices and the Fund's share price lower as the strength of economic data exceeded forecasts. Bond prices and the Fund's share price gained back some of July's losses as rates fell in August and September after the Fed inserted the now-famous language vowing to maintain low rates "for a considerable period" in its August statement in an effort to calm market fears that the Fed would begin to raise rates quickly as the economy recovered. Interest rates varied by a much smaller degree in the final quarter of the year that witnessed a series of strong economic reports with little or no inflation. As a result, the Fund's share price rose slightly in the fourth quarter and ended the year with a slight gain as well.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Purchases throughout the period included Burleigh County Health Care Revenue for MedCenter One, Cass County University Facilities Revenue for NDSU, Fargo G.O., Grand Forks Sales Tax Revenue for Dike Improvements, Minot Highway G.O. and many other issues. Adding the various purchases to the portfolio resulted in a duration at December 31 of 6.92 years. Average credit quality remained a lofty AA+.

Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.

Recent volatility in the stock market has underscored the importance of diversifying with fixed income investments. Municipal bond funds offer high quality, favorable after-tax yields and comparatively lower v olatility than corporate bonds. These qualities can make them an ideal component in an asset allocation plan.

VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2003 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,551                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through December 31, 2003         One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge             4.60%       5.94%           5.67%
Including Sales Charge            -0.08%       4.32%           4.58%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By:  J. Peter Skirkanich, Chairman of Investment Committee
       Shannon D. Radke, President

Viking Large-Cap Value Fund provided a return of 23.42% (at net asset value) for the year ended December 31, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter. That combined with concerns about corporate profits and economic growth contributed to near-panic selling of equities.
It marked the eighth negative quarter for the S&P 500 in the past 12 quarters. The Fund's share price incurred some erosion along the way posting a decline of 7.32% in quarter one. The end of uncertainty as to whether and when there was going to be a war and a modest improvement in economic activity lifted investors' spirits in late March and through the second quarter. This resulted in a strong rally in stocks and a gain of over 17% for the Fund. The stimulative monetary and fiscal policies gained traction in the third quarter resulting in strong economic data that exceeded forecasts in many areas. As a result, stocks continued their advance and the fund added slightly to its gains. In the fourth quarter, the economy continued to show signs of sustainable recovery and the Fed continued its promise to keep rates low for a considerable period. Much of the final quarter was spent in a holding pattern as money managers sought to guard their gains. But in late December, the Dow convincingly rose above the psychological barrier of 10,000. And in the final week, the Nasdaq made its own symbolic breakthrough by surpassing the 2,000 level. Large-cap stocks delivered strong returns in the final quarter and the fund participated with a gain of over 13%.

From the depths of despair at the end of March, the stock market surprised right to the end of a very strong 2003, as it climbed the proverbial "wall of worry" over the last nine months of the year. It was an impressive year across the board as the Dow Jones Industrial Average finished 2003 with a gain of 25 percent, the Nasdaq Composite jumped an eye popping 50 percent, the S&P 500 Index was up 27 percent and the Russell 2000 Index soared 46 percent.

Given the traumatic equity market from March 2000 through March 2003, we find the level to which caution seems to have been thrown to the wind surprising. The apparent disregard for risk is manifested in continued momentum-type buying in lower-priced stocks, stocks with little or no earnings and stocks of companies with poor balance sheets. The capital markets have rewarded speculation over investment as is often witnessed in the early stages of a recovery. However, at this stage, with absolute gains becoming harder to come by, security selection will become increasingly important and quality companies with reasonable valuations should lead the equity market going forward. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through December 31, 2003 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,479                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926

The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-12/31/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                  Lifetime
Through December 31, 2003          One-Year   Three-Year    (Est. 8/3/99)
- ----------------------------------------------------------------------
Excluding Sales Charge              23.42%     -2.62%           0.73%
Including Sales Charge              17.00%     -4.35%          -0.49%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By:  George C. Pierides, Director of Small-Cap Equities
       Shannon D. Radke, President

Viking Small-Cap Value Fund provided a return of 32.94% (at net asset value) for the year ended December 31, 2003.

The specter of war with Iraq dominated investor psychology and media headlines in the first quarter. That combined with concerns about corporate profits and economic growth contributed to near-panic selling of equities. It marked the eighth negative quarter for the S&P 500 in the past 12 quarters. The Fund's share price incurred slight erosion along the way posting a decline of just 2.67% in quarter one. The end of uncertainty as to whether and when there was going to be a war and a modest improvement in economic activity lifted investors' spirits in late March and through the second quarter. This resulted in a strong rally in stocks and a gain of 14% for the Fund. The stimulative monetary and fiscal policies gained traction in the third quarter resulting in strong economic data that exceeded forecasts in many areas. As a result, stocks continued their advance and the Fund added nearly 7% to its gains. In the fourth quarter, the economy continued to show signs of sustainable recovery and the Fed continued its promise to keep rates low for a considerable period. Much of the final quarter was spent in a holding pattern as money managers sought to guard their gains. But in late December, the Dow convincingly rose above the psychological barrier of 10,000. And in the final week, the Nasdaq made its own symbolic breakthrough by surpassing the 2,000 level. Small-cap stocks continued to surge in the final quarter and the Fund participated with a gain of over 12%.

From the depths of despair at the end of March, the stock market surprised right to the end of a very strong 2003, as it climbed the proverbial "wall of worry" over the last nine months of the year. It was an impressive year across the board as the Dow Jones Industrial Average finished 2003 with a gain of 25 percent, the Nasdaq Composite jumped an eye popping 50 percent, the S&P 500 Index was up 27 percent and the Russell 2000 Index soared 46 percent.

Given the traumatic equity market from March 2000 through March 2003, we find the level to which caution seems to have been thrown to the wind surprising. The apparent disregard for risk is manifested in continued momentum-type buying in lower-priced stocks, stocks with little or no earnings and stocks of companies with poor balance sheets. The capital markets have rewarded speculation over investment as is often witnessed in the early stages of a recovery. However, at this stage, with absolute gains becoming harder to come by, security selection will become increasingly important and quality companies with reasonable valuations should lead the equity market going forward. Long-term total return and capital preservation remains the investment objective of the Fund.

VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through December 31, 2003 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,479                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954

The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 05/03/01-12/31/03. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                          Lifetime
Through December 31, 2003             One Year     (Est. 5/3/01)
- -------------------------------------------------------------------
Excluding Sales Charge                 32.94%          8.50%
Including Sales Charge                 25.94%          6.34%

Returns reflect reinvestment of distributions and the effect of a 4.50% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2003

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  96.5%
General Obligations  20.8%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $178,456
Broadwater Cnty MT Sch Dist No. 1 Townsend (AMBAC)  4.95%  07/01/16               25,000                26,989
Butte Silver Bow MT City & Cnty (AMBAC)  4.75%  07/01/11                         210,000               233,553
Cascade Cnty MT High Sch A Great Falls  2.85%  07/01/05                          225,000               229,090
Cascade Cnty MT High Sch A Great Falls  3.15%  07/01/06                          100,000               103,583
Flathead Cnty MT Sch Dist No. 6 Columbia Falls  5.65%  07/01/19                   75,000                84,890
Flathead Cnty MT Sch Dist No. 44 (MBIA)  3.00%  07/01/11                         195,000               194,815
Kalispell MT (MBIA)  4.625%  07/01/05                                            130,000               137,930
Lake Cnty MT Elem Sch Dist No. 30 (MBIA)  4.70%  07/01/19                        100,000               104,122
MT St Long Range Building Pg - Ser D  3.50%  08/01/11                            150,000               153,956
MT St Long Range Building Pg - Ser G  5.375%  08/01/11                           250,000               252,310
MT St Water Pollution Ctl  5.60%  07/15/20                                       100,000               110,316
MT St Long Range Building Pg - Ser D  5.375%  08/01/11                           100,000               108,471
MT St Water Pollution Ctl Revolving D  3.75%  07/15/18                           100,000                96,326
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               277,718
Ravalli Cnty MT Sch Dist No. 1 Corvallis (FSA)  3.00%  07/01/12                  140,000               137,273
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.00%  07/01/16                  80,000                80,389
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               114,867
                                                                                                     ---------
                                                                                                     2,623,018
                                                                                                     ---------
Continuing Care Revenue Bonds  0.5%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                31,222
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                37,054
                                                                                                     ---------
                                                                                                        68,276
                                                                                                     ---------
Higher Education Revenue Bonds  14.6%
MT Brd Regents (U of M) Hgher Ed Rev Ser G (MBIA)  3.75%  05/15/14               100,000               100,495
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               446,042
MT Brd Regents (MSU) Ref & Imp Hghr Ed Facs-D (MBIA)  5.375%  11/15/21           260,000               276,292
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/24                150,000               166,851
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75%  05/15/16                 50,000                56,318
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375% 02/01/19                  75,000                76,529
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA)  5.00%  11/15/17                    140,000               150,426
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA)  5.375%  05/15/15                 70,000                84,002
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375%  05/15/19                 135,000               150,956
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              300,000               340,767
                                                                                                     ---------
                                                                                                     1,848,678
                                                                                                     ---------
Hospital Revenue Bonds  24.6%
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr  5.20%  12/01/21           145,000               152,405
MT Fac Fin Auth Providence Serv (MBIA)  4.60%  12/01/18                          150,000               156,390
MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/18                          500,000               537,445
MT Fac Fin Auth Providence Serv (MBIA)  4.80%  12/01/20                          200,000               208,138
*MT Fac Fin Auth Providence Serv (MBIA)  5.00%  12/01/25                         500,000               517,440
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               214,956
MT Hlth Fac Auth Sisters Chrty Leavenworth  (MBIA)  5.00%  12/01/24              320,000               328,774
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               366,411
MT St Hlth Fac Auth Rev Holy Rosary Pre-Ref (MBIA)  5.25%  07/01/20              130,000               137,179
MT St Hlth Fac Auth Rev Kalispell Med Ctr (AMBAC)  5.00%  07/01/16               450,000               484,992
                                                                                                     ---------
                                                                                                     3,104,130
                                                                                                     ---------
Housing Revenue Bonds  10.9%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                            120,000               122,858
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                115,000               118,088
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 95,000                97,612
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 170,000               172,637
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                 155,000               158,782
MT St Brd Hsg Sngle Fam Ser B-2  3.05%  12/01/10                                 200,000               195,714
MT St Brd Hsg Sngle Fam Ser B-2  3.40%  12/01/12                                 310,000               308,813
MT St Brd Hsg Sngle Fam Prog Ser C  3.95%  06/01/11                              200,000               201,402
                                                                                                     ---------
                                                                                                     1,375,906
                                                                                                     ---------
Utility Revenue Bonds  1.2%
Forsyth MT PCR Ref Puget Sound Energy (AMBAC)  5.00%  03/01/31                   150,000               154,141
                                                                                                     ---------
                                                                                                       154,141
                                                                                                     ---------
Transportation Revenue Bonds  8.7%
Guam Intl Arpt Auth Ser C (MBIA) 4.75%  10/01/16                                 300,000               314,601
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                235,000               255,092
Missoula Cnty MT Arpt Auth Arpt Rec Ser C  3.30%  07/01/10                       250,000               251,872
Puerto Rico Hwy & Trans Auth Rev Ser G  (FGIC)  5.25%  07/01/20                  250,000               275,282
                                                                                                     ---------
                                                                                                     1,096,847
                                                                                                     ---------
Water Revenue Bonds 4.0%
Butte Silver Bow MT Wtr Sys Rev  3.40%  11/01/12                                 350,000               350,231
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               105,880
Silver Bow Wtr Inc MT Wtr Sys Rev (FGIC)  5.10%  11/01/07                         50,000                50,885
                                                                                                     ---------
                                                                                                       506,996
                                                                                                     ---------
Other Revenue Bonds  11.2%
Great Falls MT San Sew Sys Rev Ref (AMBAC)  4.00%  08/01/09                       50,000                52,394
Great Falls MT Tax Increment (MBIA)  3.00%  08/15/08                             100,000               102,702
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               253,800
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               120,368
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               120,368
MT St Hlth Fac Auth Prerelease Ctr Andrew Proj  6.30%  10/01/20                   25,000                26,350
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               229,868
Puerto Rico Comwlth Aqueduct & Swr Auth Rev  (MBIA)  5.00%  07/01/19             125,000               134,919
Puerto Rico Comwlth Infra Fing Auth Ser A (AMBAC)  5.00%  07/01/21               250,000               262,397
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               113,020
                                                                                                     ---------
                                                                                                     1,416,186
                                                                                                     ---------

Total Municipal Bonds (cost $11,919,022)                                                            12,194,178

TOTAL MARKET VALUE OF  SECURITIES OWNED  96.5%  (COST $11,919,022)                                  12,194,178

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  3.5%                                                  440,072
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,238,805 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                   $12,634,250
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.



VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2003

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS  94.4%

General Obligations  25.3%
*Bismarck ND Ref & Imp - Ser L  4.00%  06/01/07                                   75,000               $77,023
Bismarck ND Ref & Imp - Ser P  2.90%  05/01/12                                   100,000                95,902
Bismarck ND Ref & Imp - Ser P  3.50%  05/01/16                                   100,000                95,311
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                63,843
Fargo ND Ref & Imp - Ser A (FGIC)  4.70%  05/01/24                               100,000               100,975
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                52,224
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                52,034
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                74,774
Mandan ND Ref & Imp - Ser A (MBIA)  3.60%  05/01/15                               75,000                72,913
Minot ND Hwy Ser B (MBIA)  4.50%  10/01/20                                       100,000               101,463
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                55,552
UND Foundation Lease Rev (AMBAC)  5.00%  06/01/27                                 50,000                51,614
*West Fargo ND Ref & Imp  5.00%  05/01/08                                        250,000               262,438
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                54,349
                                                                                                     ---------
                                                                                                     1,210,415
                                                                                                     ---------
Building Authority Revenue Bonds  7.7%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                52,723
ND St Bldg Auth Lease Rev Ser A  5.125%  12/01/13                                 10,000                10,846
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                53,652
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                53,870
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                96,500
ND St Bldg Auth Lease Rev Ser C (AMBAC)  4.00%  08/15/11                         100,000               104,407
                                                                                                     ---------
                                                                                                       369,998
                                                                                                     ---------
Education Revenue Bonds  1.4%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                54,561
Fargo ND School District Bldg Auth Rev First Mtg Ser B (AMBAC)  5.00%  05/01/10   10,000                10,563
                                                                                                     ---------
                                                                                                        65,124
                                                                                                     ---------
Higher Education Revenue Bonds  11.8%
Cass Cnty Univ Facs Rev NDSU Dev Found (AMBAC)  4.45%  11/01/21                  175,000               173,889
Fargo ND Lease Rev NDSU Lease Oblig Ser-A  (AMBAC)  3.50%  05/01/09               60,000                61,388
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (AMBAC)  4.80%  04/01/14                25,000                25,825
Puerto Rico Tour Edl Med & Env Facs Mendez Univ  5.375%  02/01/19                 25,000                25,510
UND Univ Revs Hsg & Auxillary Facs Ref (FSA)  5.00%  04/01/21                     50,000                52,288
Univ Puerto Rico Revs Ser O (MBIA)  5.75%  06/01/17                              200,000               227,178
                                                                                                     ---------
                                                                                                       566,078
                                                                                                     ---------
Hospital Revenue Bonds  8.0%
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/13                  20,000                21,302
Burleigh Cnty ND Hlth Care MedCenter One (MBIA)  5.25%  05/01/12                 250,000               272,725
Carrington ND Hlth Fac Rev Hlth Ctr Proj  6.25%  11/15/15                         15,000                15,161
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                70,124
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                46,245
Grand Forks ND Hlth Care Facs Untd Hosp Obli Group (MBIA)  6.25%  12/01/24        25,000                26,328
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                22,069
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,429
Valley City ND Rev Ref Lutheran Hlth Ser A-5 (MBIA)  4.20%  01/01/06              25,000                25,902
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                26,399
                                                                                                     ---------
                                                                                                       547,684
                                                                                                     ---------
Housing Revenue Bonds  10.3%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,124
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  3.75%  07/01/12                     155,000               153,552
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.40%  07/01/29                      65,000                66,174
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                         25,000                25,591
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                      10,000                10,145
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg D  5.05%  01/01/06                      10,000                10,241
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      85,000                87,139
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.55%  07/01/22                    110,000               113,391
                                                                                                     ---------
                                                                                                       491,357
                                                                                                     ---------
Utility Revenue Bonds  6.8%
Mercer Cnty Poll Ctl Rev Basin Electric Power Coop  (AMBAC)  6.05%  01/01/19      85,000                89,236
Oliver Cnty PCR Ref Square Butte Elec-A (AMBAC)  5.30%  01/01/27                 225,000               235,985
                                                                                                     ---------
                                                                                                       325,221
                                                                                                     ---------
Transportation Revenue Bonds  3.8%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               162,825
Minot ND Airport Revenue  5.40%  10/01/09                                         15,000                16,286
                                                                                                     ---------
                                                                                                       179,111
                                                                                                     ---------
Water Revenue Bonds  1.6%
Fargo ND Water Rev 5.125%  01/01/10                                               10,000                10,877
ND St Water Comm Rev Water Dev - SW Pipeline A  (AMBAC)  5.70%  07/01/17          10,000                10,805
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA)  5.50%  08/01/10           50,000                56,107
                                                                                                     ---------
                                                                                                        77,789
                                                                                                     ---------
Other Revenue Bonds  14.2%
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                17,682
Grand Forks ND Sales Tax Rev Aurora Project Ser A (MBIA)  5.625%  12/15/29       110,000               117,605
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                53,646
Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  5.00%  09/01/17                   145,000               153,668
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                27,271
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  4.90%  10/01/18                 50,000                52,946
ND St Muni Bond Bank St Revolv Fund Prog - Ser A  3.40%  10/01/15                100,000                95,434
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               161,964
                                                                                                     ---------
                                                                                                       680,216
                                                                                                     ---------

Total Municipal Bonds (cost $4,420,404)                                                              4,512,993

TOTAL MARKET VALUE OF SECURITIES OWNED  94.4% (COST $4,420,404)                                      4,512,993

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  5.6%                                                  268,435
                                                                                                    ----------

NET ASSETS APPLICABLE TO 464,523 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $4,781,428
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2003

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  99.5%
Banks/Financial Services  9.9%
Citigroup                                                        1,700                 $82,518
Merrill Lynch                                                      500                  29,325
Morgan Stanley                                                     500                  28,935
National City                                                    1,000                  33,940
U.S. Bancorp                                                     1,265                  37,672
Washington Mutual                                                1,500                  60,180
                                                                                      --------
                                                                                       272,570
                                                                                      --------
Building Materials  2.9%
Masco Corporation                                                2,900                  79,489
                                                                                      --------
                                                                                        79,489
                                                                                      --------
Computer/Communications Related  2.9%
Veeco Instruments                                                2,800                  78,848
                                                                                      --------
                                                                                        78,848
                                                                                      --------
Drug  5.2%
Bristol-Myers Squibb                                             2,000                  57,200
Phizer                                                           2,400                  84,792
                                                                                      --------
                                                                                       141,992
                                                                                      --------
Drug Distribution  11.4%
Amerisource Bergen                                                 800                  44,920
CVS Corp.                                                        3,200                 115,584
Cardinal Health                                                  1,300                  79,508
Mckesson                                                         2,300                  73,968
                                                                                      --------
                                                                                       313,980
                                                                                      --------
Electronics  2.1%
Emerson Electric                                                   900                  58,275
                                                                                      --------
                                                                                        58,275
                                                                                      --------
Energy  13.1%
Anadarko Petroleum                                               1,500                  76,515
Apache                                                           1,155                  93,670
ChevronTexaco                                                    1,000                  86,390
ConocoPhillips                                                   1,561                 102,355
                                                                                      --------
                                                                                       358,930
                                                                                      --------
Entertainment 2.1%
Disney                                                           2,500                  58,325
                                                                                      --------
                                                                                        58,325
                                                                                      --------
Food 4.2%
Dean Foods                                                       2,000                  65,740
Unilever NV ADR                                                  1,300                  84,370
                                                                                      --------
                                                                                       150,110
                                                                                      --------
Food Wholesalers/Retailers  3.4%
Kroger                                                           5,000                  92,550
                                                                                      --------
                                                                                        92,550
                                                                                      --------
Household Products  3.7%
Kimberly-Clark                                                   1,700                 100,453
                                                                                      --------
                                                                                       100,453
                                                                                      --------
Industrial Products  2.5%
Ingersoll-Rand                                                   1,000                  67,880
                                                                                      --------
                                                                                        67,880
                                                                                      --------
Insurance  6.6%
Hartford Financial Services Group                                  800                  47,224
MBIA, Inc.                                                       1,400                  82,922
Partnerre Ltd.                                                     900                  52,245
                                                                                      --------
                                                                                       182,391
                                                                                      --------
Medical Services / Supplies  4.2%
HCA Healthcare                                                     700                  30,072
Health Management Associates                                     2,400                  57,600
Triad Hospital                                                     800                  26,616
                                                                                      --------
                                                                                       114,288
                                                                                      --------
Metals  3.0%
ALCOA                                                            1,000                  38,000
Rio Tinto Plc ADR                                                  400                  44,524
                                                                                      --------
                                                                                        82,524
                                                                                      --------
Multi-Industry  3.8%
Honeywell                                                        1,600                  53,488
ITT Industries                                                     700                  51,947
                                                                                      --------
                                                                                       105,435
                                                                                      --------
Packaging  3.9%
Sealed Air                                                       2,000                 108,280
                                                                                      --------
                                                                                       108,280
                                                                                      --------
Retail  1.0%
Office Depot                                                     1,700                  28,407
                                                                                      --------
                                                                                        28,407
                                                                                      --------
Telecommunications  4.2%
SBC Communications                                               1,700                  44,319
Verizon Communications                                           2,000                  70,160
                                                                                      --------
                                                                                       114,479
                                                                                      --------
Transportation  3.8%
Canadian Pacific                                                 1,000                  28,150
Union Pacific                                                    1,100                  76,428
                                                                                      --------
                                                                                       104,578
                                                                                      --------
Utilities  4.3%
Dominion Resources                                               1,100                  70,213
Public Service Enterprise Group                                  1,100                  48,180
                                                                                      --------
                                                                                       118,393
                                                                                      --------

Total Common Stocks (Cost $2,329,172)                                                2,732,177

SHORT-TERM INVESTMENTS 1.0%
Federated Prime Value Obligations #853                                                  27,000
                                                                                    ----------
Total Short-Term Investments (cost: $27,000)                                            27,000
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED  100.5% (COST $2,356,172)                     2,759,177

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.5)%                                (14,558)
                                                                                    ----------
NET ASSETS APPLICABLE TO 272,944 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $2,744,619
                                                                                    ==========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Statement of Investments, December 31, 2003

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks  92.8%
Auto Related  4.8%
Borg Warner                                                        500                 $42,535
Superior Industrial International                                  400                  17,408
                                                                                      --------
                                                                                        59,943
                                                                                      --------
Cement  3.2%
Lafarge                                                          1,000                  40,520
                                                                                      --------
                                                                                        40,520
                                                                                      --------
Chemical  3.9%
Georgia Gulf Corp.                                                 500                  14,440
RPM                                                              2,100                  34,566
                                                                                      --------
                                                                                        49,006
                                                                                      --------
Computer/Communications Related  3.4%
Actel                                                              500                  12,045
International Rectifier                                            400                  19,764
Veeco Instruments                                                  400                  11,264
                                                                                      --------
                                                                                        43,073
                                                                                      --------
Construction/Engineering  4.0%
Granite Construction                                             1,200                  28,188
Insituform Technologies                                          1,300                  21,450
                                                                                      --------
                                                                                        49,638
                                                                                      --------
Electrical Equipment  3.6%
Belden                                                           1,300                  27,417
Cable Design Tech.                                               1,900                  17,081
                                                                                      --------
                                                                                        44,498
                                                                                      --------
Electronics  3.3%
Bel Fuse Cl. B                                                     900                  29,367
Technitrol                                                         600                  12,444
                                                                                      --------
                                                                                        41,811
                                                                                      --------
Energy  12.7%
NUI                                                                700                  11,284
Newfield Exploration                                               800                  35,632
Piedmont Natural Gas                                               700                  30,422
Questar                                                          1,100                  38,665
Spinnaker Explorations                                             700                  22,589
XTO Energy                                                         700                  19,810
                                                                                      --------
                                                                                       158,402
                                                                                      --------
Food Wholesalers/Retailers  2.1%
SuperValu                                                          900                  25,731
                                                                                      --------
                                                                                        25,731
                                                                                      --------
Household Products  5.9%
Church & Dwight                                                  1,200                  47,520
Libbey                                                             900                  25,632
                                                                                      --------
                                                                                        73,152
                                                                                      --------
Industrial Products  7.3%
AO Smith                                                         1,100                  38,555
CLARCOR                                                            200                   8,820
Teleflex                                                           900                  43,497
                                                                                      --------
                                                                                        90,872
                                                                                      --------
Insurance  3.2%
Protective Life                                                  1,200                  40,608
                                                                                      --------
                                                                                        40,608
                                                                                      --------
Medical Services/Supplies  9.9%
Conmed                                                             900                  21,420
Dentsply International                                             500                  22,585
Mentor                                                             800                  19,248
MIM Corp.                                                        1,100                   7,733
Owens & Minor                                                      600                  13,146
Polymedica                                                       1,000                  26,300
West Pharm. Services                                               400                  13,560
                                                                                      --------
                                                                                       123,992
                                                                                      --------
Packaging  3.1%
Aptar Group                                                      1,000                  39,000
                                                                                      --------
                                                                                        39,000
                                                                                      --------

Real Estate Investment Trusts 1.0%
Mack-Cali Realty                                                   300                  12,486
                                                                                      --------
                                                                                        12,486
                                                                                      --------
Restaurant  6.1%
Applebee's International                                           500                  19,670
CBRL Group                                                       1,000                  38,280
Outback Steakhouse                                                 400                  17,684
                                                                                      --------
                                                                                        75,634
                                                                                      --------
Retailing  5.7%
BJ's Wholesale                                                   1,100                  25,256
Claire's Stores                                                  1,000                  18,840
ShopKo Stores                                                    1,800                  27,450
                                                                                      --------
                                                                                        71,546
                                                                                      --------
Toy  3.6%
Jakks Pacific                                                    1,800                  23,670
RC2 Corp.                                                        1,000                  20,830
                                                                                      --------
                                                                                        44,500
                                                                                      --------
Transportation  6.0%
Arkansas Best                                                    1,600                  50,336
Yellow Roadway                                                     698                  25,247
                                                                                      --------
                                                                                        75,583
                                                                                      --------

Total Common Stocks (Cost $934,670)                                                  1,159,995

SHORT-TERM INVESTMENTS  9.5%
Federated Prime Value Obligations Fund #853                                             59,000
Federated Treasury Cash Reserves #125                                                   59,000
                                                                                    ----------
Total Short-Term Investments (Cost $118,000)                                           118,000

TOTAL MARKET VALUE OF SECURITIES OWNED  102.3% COST ($1,052,670)                     1,277,995

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (2.3)%                                (28,359)
                                                                                    ----------

NET ASSETS APPLICABLE TO 100,558 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $1,249,636
                                                                                    ==========

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities
December 31, 2003

                              Tax-Free Fund              Tax-Free Fund              Large-Cap              Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                            $11,919,022                  $4,420,404             $2,356,172            $1,052,670
                                ------------------------------------------------------------------------------------
Value                            12,194,178                   4,512,993              2,759,177             1,277,995
Cash                                335,552                     135,098                  4,744                 2,506
Receivable for fund shares sold      18,028                      19,466                      -                     -
Prepaid assets                        2,986                         801                    753                   437
Security sales receivable                 -                      75,000                      -                 4,927
Interest & dividends receivable     135,906                      59,924                  3,808                   831
Other assets                              -                           -                     26                     -
                                ------------------------------------------------------------------------------------
Total assets                     12,686,650                   3,964,920              2,768,508             1,286,695
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable                -                           -                      -                30,908
Distributions payable                43,977                      15,968                 16,486                     -
Other accounts payable and
   accrued expenses                   8,423                       5,886                  7,403                 6,151
                                ------------------------------------------------------------------------------------
Total liabilities                    52,400                      21,854                 23,889                37,059
                                ------------------------------------------------------------------------------------
NET ASSETS                       12,634,250                   4,781,428              2,744,619             1,249,636
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT DECEMBER 31, 2003
Capital shares, $0.001 par value,
  unlimited shares authorized    12,402,629                   4,706,161              2,682,333             1,035,550
Net unrealized appreciation
 (depreciation)                     275,156                      92,589                403,005               225,325
Accumulated net realized gain
  (loss) on investments             (43,535)                    (17,322)              (340,719)               (8,041)
Undistributed net investment
  income (loss)                           -                           -                      -                (3,198)
                                ------------------------------------------------------------------------------------
NET ASSETS                      $12,634,250                  $4,781,428             $2,744,619            $1,249,636
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value            $12,634,250                  $4,781,428             $2,744,619            $1,249,636
Shares outstanding                1,238,805                     464,523                272,944               100,558
Net asset value per share            $10.20                      $10.29                 $10.09                $12.43
Maximum offering price per share
  (net asset value per share divided
  by 95.50%, 95.50%, 94.75% and
  94.75%, respectively)              $10.68                      $10.77                 $10.62                $13.12
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations
For the twelve months ended December 31, 2003

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $446,486                   $144,364                  $     -              $     -
Dividends                          19,988                      7,745                   47,004               11,091
                               -------------------------------------------------------------------------------------
Total investment income           466,474                    152,109                   47,004               11,091
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           52,538                     17,246                   15,824                8,660
Administrative fees                10,508                      3,440                    2,261                  866
Distribution fees                  26,269                      8,623                    9,042                3,464
Transfer agent fees                 2,611                      1,206                    3,062                1,810
Accounting fees                     5,254                      1,723                    1,128                  433
Professional fees                   6,698                      6,535                    6,722                5,887
Insurance                           4,738                      1,461                    1,458                  400
Trustee fees                        1,284                      1,285                    1,298                1,287
Registration fees                   1,008                        124                      860                  656
Custodian fees                      3,449                      3,449                    3,450                3,450
Other                                 207                        143                      434                  259
                               -------------------------------------------------------------------------------------
 Total expenses                   114,564                     45,235                   45,539               27,172
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (81,954)                   (32,710)                 (15,021)             (12,883)
                               ------------------------------------------------------------------------------------
Net expenses                       32,610                     12,525                   30,518               14,289
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      433,864                    139,584                   16,486               (3,198)
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                  (43,535)                   (16,696)                (325,216)                 982
Net change in unrealized
  appreciation (depreciation)
  of investments                   39,263                     23,916                  829,366              271,714
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS       (4,272)                     7,220                  504,150              272,696
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                $429,592                   $146,804                 $520,636             $269,498
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2003

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $433,864                  $139,584                 $16,486               $(3,198)
Net realized gain (loss)
   on investments                  (43,535)                  (16,696)               (325,216)                  982
Net change in unrealized
   appreciation (depreciation)
   of investments                   39,263                    23,916                 829,366               271,714
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  429,592                   146,804                 520,636               269,498
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (433,864)                 (139,584)                (16,486)                    -
Net realized gains                       -                         -                       -                     -
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (433,864)                 (139,584)                (16,486)                    -
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        4,623,768                 2,928,544                 377,617               406,681
Proceeds from reinvestment
  of distributions                 307,041                    83,423                  14,516                     -
Cost of shares repurchased        (805,083)                 (296,608)               (113,695)              (30,356)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                   4,125,726                 2,715,359                 278,438               376,325
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $4,121,454                $2,722,579                $782,588              $645,828
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $8,512,796                $2,058,849              $1,962,031              $603,813
                               -------------------------------------------------------------------------------------
End of period                  $12,634,250                $4,781,428              $2,744,619            $1,249,636
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the twelve months ended December 31, 2002

                               Tax-Free Fund         Tax-Free Fund         Large-Cap          Small-Cap
                                 for Montana         for North Dakota      Value Fund         Value Fund
                                -------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $271,365               $87,297            $14,718            $(1,989)
Net realized gain (loss)
  on investments                    35,731                 1,108              2,514             (2,977)
Net change in unrealized
  appreciation (depreciation)
  of investments                   258,153                90,134           (540,267)           (60,744)
                                -------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting from
  operations                       565,249               178,539           (523,035)           (65,710)
                                -------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (271,365)              (87,297)            (14,718)               -
Net realized gains                 (34,626)                    -                   -                -
                                -------------------------------------------------------------------------

Total distributions to
  shareholders                    (305,991)              (87,297)            (14,718)               -
                                 -------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        4,937,815               447,893             428,130          380,932
Proceeds from reinvestment
  of distributions                 170,963                45,423               7,377                -
Cost of shares repurchased        (404,531)             (140.136)            (79,164)         (32,411)
                                 -------------------------------------------------------------------------
Increase in net assets derived
  from capital share
  transactions                   4,704,247               353,180             356,343          348,521
                                 -------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS              $4,963,505              $444,422           $(181,410)        $282,811
                                 -------------------------------------------------------------------------
NET ASSETS:
Beginning of period             $3,549,291            $1,614,427           $2,143,441        $321,002
End of period                   $8,512,796            $2,058,849           $1,962,031        $603,813

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                          12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                       $10.18        $9.74        $9.82        $9.41       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.42         0.46         0.51         0.52         0.15
Net realized and unrealized gain
   (loss) on investments                                     0.02         0.48        (0.08)        0.41        (0.59)
                                                          -------------------------------------------------------------
Total from investment operations                             0.44         0.94         0.43         0.93        (0.44)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                       (0.42)       (0.46)       (0.51)       (0.52)       (0.15)
Net realized gains                                              -        (0.04)           -            -            -
                                                          -------------------------------------------------------------
Total distributions                                         (0.42)       (0.50)       (0.51)       (0.52)       (0.15)
                                                          -------------------------------------------------------------
Net asset value, end of period                             $10.20       $10.18        $9.74        $9.82        $9.41
                                                          -------------------------------------------------------------
Total return2                                                4.45%        9.90%        4.48%       10.23%       (4.47)%
                                                          -------------------------------------------------------------

Ratios/supplemental data:
Net assets, end of period (000's)                         $12,634       $8,513       $3,549       $1,131         $145
Ratio of net expenses to average net assets                  0.31%3       0.15%3       0.06%3       0.01%3     0.00%3,4
Ratio of net investment income to
   average net assets                                        4.13%        4.58%        5.06%             5.13%        4.15%4
Portfolio turnover rate                                     24.72%       40.09%       6.14%        21.12%        4.36%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does not reflect the impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $114,564, $67,712, $30,300, $17,505 and $9,972.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.09%, 1.30%, 1.60%, 4.79% and 24.90% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                          12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                       $10.25        $9.76        $9.95        $9.47       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.42         0.47         0.51         0.55         0.18
Net realized and unrealized gain
   (loss) on investments                                     0.04         0.49        (0.19)        0.48        (0.53)
                                                          -------------------------------------------------------------
Total from investment operations                             0.46         0.96        (0.32)        1.03        (0.35)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                       (0.42)       (0.47)       (0.51)       (0.55)       (0.18)
Net realized gains                                              -            -            -            -            -
                                                          -------------------------------------------------------------
Total distributions                                         (0.42)       (0.47)       (0.51)       (0.55)       (0.18)
                                                          -------------------------------------------------------------
Net asset value, end of period                             $10.29       $10.25        $9.76        $9.95        $9.47
                                                          -------------------------------------------------------------
Total return2                                                4.60%       10.07%        3.26%       11.30%       (3.56)%

Ratios/supplemental data:
Net assets, end of period (000's)                          $4,781       $2,059       $1,614         $327         $128
Ratio of net expenses to average net assets                  0.36%3       0.22%3       0.11%3       0.05%3     0.00%3,4
Ratio of net investment income to
   average net assets                                        4.06%        4.73%        4.85%             5.73%        4.28%4
Portfolio turnover rate                                      7.49%       27.95%        3.83%       16.16%        0.00%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for its
expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $45,235, $30,993, $16,352, $15,441 and $9,786. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.32%, 1.90%, 2.57%, 7.10% and 29.72% respectively.
4Annualized.


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                 For the Period
                                                          01/01/03-    01/01/02-    01/01/01-    01/01/00-    08/03/991-
                                                          12/31/03     12/31/02     12/31/01     12/31/00     12/31/99
                                                          -------------------------------------------------------------
Net asset value, beginning of period                        $8.20       $10.74       $11.08        $9.90       $10.00
                                                          -------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                        0.06         0.06         0.04         0.07         0.02
Net realized and unrealized gain
   (loss) on investments                                     1.86        (2.60)       (0.34)        1.18        (0.10)
                                                          -------------------------------------------------------------
Total from investment operations                             1.92        (2.54)       (0.30)        1.25        (0.08)
                                                          -------------------------------------------------------------
Less distributions from:
Net investment income                                       (0.06)       (0.06)       (0.04)       (0.07)       (0.02)
Net realized gains                                              -            -            -            -            -
                                                          -------------------------------------------------------------
Total distributions                                         (0.06)       (0.06)       (0.04)       (0.07)       (0.02)
                                                          -------------------------------------------------------------

Net asset value, end of period                             $10.06        $8.20       $10.74       $11.08        $9.90
                                                          -------------------------------------------------------------
Total return2                                               23.42%      (23.08)%      (2.73)%      12.67%       (0.77)%

Ratios/supplemental data:
Net assets, end of period (000's)                          $2,745       $1,962       $2,143       $1,367         $591
Ratio of net expenses to average net assets                  1.35%3       1.35%3       1.35%3       1.35%3     1.35%3,4
Ratio of net investment income to
   average net assets                                        0.73%        0.71%        0.37%            0.90%         0.83%4
Portfolio turnover rate                                     26.75%       36.52%       27.59%      48.97%         6.30%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value, does
not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has contractually
agreed to waive     its fees or reimburse the Fund for its expenses through
August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $15,021, $20,422, $15,184, $17,512 and $11,025.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.02%, 2.34%, 2.10%, 3.07% and 8.58% respectively.
4Annualized.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                           For the Period
                                                 01/01/03-    01/01/02-    05/03/011 -
                                                 12/31/03     12/31/02     12/31/01
                                                 ------------------------------------
Net asset value, beginning of period              $9.35        $10.26       $10.00
                                                 ------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                      (0.03)        (0.03)           -
Net realized and unrealized gain
 (loss) on investments                             3.11         (0.88)        0.26
                                                 ------------------------------------
Total from investment operations                   3.08         (0.91)        0.26
                                                 ------------------------------------
Less distributions from:
Net investment income                                 -             -            -
Net realized gains                                    -             -            -
                                                 ------------------------------------
Total distributions                                   -             -            -
                                                 ------------------------------------
Net asset value, end of period                   $12.43         $9.35       $10.26
                                                 ------------------------------------

Total return2                                     32.94%        (8.87)%       2.60%

Ratios/supplemental data:
Net assets, end of period (000's)                $1,250          $604         $321
Ratio of net expenses to average net assets        1.65%3        1.65%3       1.59%3,4
Ratio of net investment income to average
 net assets                                       (0.37)%4       (0.41)%       (0.28)%4
Portfolio turnover rate                           14.77%         16.24%         1.81%

1Commencement of operations.
2Total return assumes reinvestment of distributions at net asset value,
does not reflect the     impact of a sales charge and is not annualized.
3Viking Fund Management, LLC, the Fund's investment manager, has
contractually agreed to waive     its fees or reimburse the Fund for
its expenses through August 1, 2009 so that the Fund's total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $12,883, $17,392 and $6,593. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 3.16%, 5.24% and 5.67% respectively.
4Annualized.



The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements
December 31, 2003


1.  ORGANIZATION
Viking Mutual Funds (the "Company") is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the "Funds").

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a "Tax-Free Fund"), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund ("Large-Cap") and Viking Small-Cap Value Fund ("Small-Cap"), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees.

Premiums and Discounts  On January 1, 2001, the Tax-Free
Funds adopted the provisions of the American Institute of Certified Public Accountants' revised Audit and Accounting Guide Audits of Investment Companies (the guide). The guide requires all premiums and discounts on debt securities to be amortized. Prior to January 1, 2001, the Tax-Free Funds recognized market discount at time of disposition as gain or loss. Upon adoption, the Tax-Free Funds reviewed their investment portfolios and determined the impact of this accounting change to be insignificant. The Tax-Free Funds have therefore not made a cumulative effect adjustment to its financial statements. This accounting change had no effect on the Fund's net assets or total returns. Bonds acquired at a market discount after January 1, 2001 are being amortized in accordance with provisions of the audit guide.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the years ended
December 31, 2003 and December 31, 2002 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap        Small-Cap
                                 Montana              North Dakota          Value Fund       Value Fund
                            ------------------------------------------------------------------------------
                            2003        2002        2003        2002      2003       2002   2003     2002
                            ------------------------------------------------------------------------------
Distributions paid from:
    Ordinary income      $433,864     $284,916   $139,584     $87,297  $16,486     $14,718    $0       $0
    Long-term capital gain     $0      $21,075         $0          $0       $0          $0    $0       $0

All the ordinary income distributions described above were exempt from federal income taxes.

4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap        Small-Cap
                                        for Montana       for North Dakota      Value Fund       Value Fund
                                      -------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period   For the Period
                                       from 01/01/03        from 01/01/03       from 01/01/03    from 01/01/03
                                     through 12/31/03     through 12/31/03    through 12/31/03 through 12/31/03
                                     --------------------------------------------------------------------------
Shares sold                                680,032             335,607           51,194             38,719
Shares issued in reinvestment
 of distributions                           30,248               8,148            1,770                  0
Shares redeemed                           (307,686)            (80,125)         (19,326)            (2,747)
                                     --------------------------------------------------------------------------
Net Increase                               402,594             263,630           33,634             35,972
                                     --------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC ("VFM") to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Fund's daily net assets and 1.00% to the Small-Cap Fund's daily net assets. The Tax-Free Fund for Montana recognized $15,179 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2003. On December 31, 2003, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $2,461. The Tax-Free Fund for North Dakota recognized $2,064 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2003. On December 31, 2003, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $680. The Large-Cap
Fund recognized $14,412 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2003. On December 31, 2003, the Large-Cap Fund had a payable to VFM for investment advisory fees of $1,698. The Small-Cap Fund recognized $3,014 of investment advisory fees after a partial waiver for the twelve months ended December 31, 2003. On December 31, 2003, the Small-Cap Fund had a payable to VFM for investment advisory fees of $694. Under a sub-advisory agreement between Fox Asset Management, LLC (the "sub-adviser") and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Fund's daily net assets of up to $100 million and 0.35% to the Large-Cap Fund's daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Fund's daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Fund's daily net assets when the net assets surpass
$5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. On December 31, 2003, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFM for transfer agent out-of-pocket expenses of $54, $31, $97 and $53, respectively.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC ("VFD") for distributing each Fund's shares and for servicing shareholder accounts. For the year ended December 31, 2003, Large-Cap Value Fund recognized $1,898 Of 12b-1 fees after a partial waiver. Tax-Free Fund for Montana, Tax-Free Fund for North Dakota and Small-Cap Value Fund recognized no 12b-1 fees after the fee waiver.

For the period ending December 31, 2003, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $19,197, $14,664, $1,467 and $2,495 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On December 31, 2003 the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap
Fund had payables to VFD for underwriting fees of $893, $144, $3 and $8, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Fund's total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Fund's total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Fund's total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

On June 30, 2003, the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund had receivables from VFM for reimbursement of certain expenses of $3,600, $8,932, $2,977 and $5,484, respectively. Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue
Code and to distribute substantially all of its taxable income. At December 31, 2003, Tax-Free Fund for Montana, Tax-Free Fund for North Dakota,
Large-Cap Value Fund and Small-Cap fund had capital losses of $43,535, $17,322, $340,719 and $8,041 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.


At December 31, 2003, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                $11,919,022               $4,420,404               $2,356,172            $1,052,670
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                293,504                  108,690                  471,125              241,288
Unrealized depreciation                (18,348)                 (16,101)                 (68,120)             (15,963)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                     $275,156                  $92,589                 $403,005             $225,325
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the period ended December 31, 2003 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 -----------------------------------------------------------------------------------
Purchases                         $6,939,894                  $3,163,816              $998,446             $476,951
Sales                             $2,596,140                    $257,311              $602,744             $127,173

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific state's municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

INDEPENDENT AUDITORS'S REPORT

To the shareholders and Board of Trustees
Viking Mutual Funds

We have audited the accompanying statement of assets and liabilities of Viking Mutual Funds (the trust) including the schedule of investments as of December 31, 2003, the related statements of operations for the periods then ended, the statements of changes in net assets for the periods ended December 31, 2002 and the year ended December 31, 2002 and the financial highlights for the periods ended December 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 2002 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects the financial position of Viking Mutual Funds as of December 31, 2003, the results of it's operations for the period then ended, the changes in its net assets and the financial highlights for each of the respective periods stated in the first paragraph, in conformity with accounting principles generally accepted in the United States of America.


BRADY, MARTZ & ASSOCIATES, P.C.
Bismarck, North Dakota

January 30, 2004


VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
December 31, 2003

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shirley R. Martz                78             Trustee                        Retired CPA (1989-pres.); Trustee, Viking
1400 14th Ave. SW                                                             Mutual Funds (1999-pres.); Principal
Minot, ND 58701                                                               shareholder and employee of Brady, Martz
                                                                              & Associates and its predecessor (1948-
                                                                              1989).

Douglas P. Miller               30             Trustee                        Secretary and Treasurer, Viking Fund
1400 14th Ave. SW                              Vice-President                 Management, LLC (1998-pres.); Secretary
Minot, ND 58701                                Secretary                      and Treasurer, Viking Fund Distributors,
                                                                              LLC (1999-pres.); Trustee, Vice-President
                                                                              and Secretary, Viking Mutual Funds (1999
                                                                              -pres.); Controller, ND Holdings, Inc.
                                                                              (1998); Fund Accountant, ND Holdings,
                                                                              Inc. (1996-1998).

Shannon D. Radke                37             Trustee                        President, Viking Fund Management, LLC
1400 14th Ave. SW                              President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.); Chief Operating
                                                                              Officer, ND Holdings, Inc. (1997-1998);
                                                                              Operations Manager, ND Holdings, Inc.
                                                                              (1993-1997).

Mike Timm                       66             Trustee                        Retired; Trustee, Viking Mutual Funds
1400 14th Ave. SW                                                             (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
1400 14th Avenue SW
Minot, ND 58701

BOARD OF TRUSTEES
Shirley R. Martz
Douglas P. Miller
Shannon D. Radke
Mike Timm

INVESTMENT MANAGER
Viking Fund Management, LLC
1400 14th Avenue SW
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
44 Sycamore Avenue
Little Silver, NJ 07739

DISTRIBUTOR
Viking Fund Distributors, LLC
1400 14th Avenue SW
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Viking Mutual Funds has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to the President and Treasurer. A copy of this code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Viking Mutual Fund's board of trustees has determined that there is one audit committee financial expert serving on its audit committee. Shirley Martz is the audit committee financial expert and is considered "independent." In order to be considered "independent", a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:
(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or
(ii) Be an "interested person" of the investment company as defined in
Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10.  EXHIBITS.

(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.
                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /s/ SHANNON D. RADKE
   -------------------------------
      Shannon D. Radke
      Principal Executive Officer

Date:  March 1, 2004

By:   /s/ DOUGLAS P. MILLER
   ------------------------------
      Douglas P. Miller
      Principal Financial Officer

Date:  March 1, 2004


                         EXHIBIT INDEX
(a)(1) Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 99.CODEETH.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.